Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	$ 1,095,500	$ 1,264,000
2023 - 2024 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Outstanding on the Revolving Facility	1,100,000
No scheduled due date [member] | Rosemont [member]
Disclosure of contractual obligations [line items]
Contingent transaction costs	$ 1,000